Accrued Compensation and Related Benefits	12 Months Ended
Dec. 31, 2021
TEMPO AUTOMATION INC
Accrued Compensation and Related Benefits
(8)	Accrued Compensation and Related Benefits

Accrued compensation and related benefits consist of the following (in thousands):

	As of December 31,
	2021	2020
Accrued payroll taxes	$356	$254
Accrued commissions	121	109
Accrued payroll	41	79
Accrued bonus	647	49
Other accrued benefits	84	113
Total accrued compensation and related benefits	$1,249	$604